Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Borrowings [abstract]
Disclosure of detailed information about borrowings

	Interest rate	March 31, 2019 R’000	March 31, 2018 R’000

Undrawn borrowing facilities at floating rates include:
– Standard Bank Limited:
Overdraft	Prime less 1.2%	39,738	52,280
Vehicle and asset finance	Prime less 1.2%	8,500	8,500
– Nedbank Limited overdraft	Prime less 2%	10,000	10,000
		58,238	70,780